Restatement of Previously Issued Financial Statements	3 Months Ended
Dec. 31, 2020
Seven Oaks Acquisition Corp
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In November 2021, the Company concluded it should restate its previously issued financial statements by amending to classify all Class A common stock subject to possible redemption in temporary equity. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.

In May 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase common stock that the Company issued in December 2020 (the “Warrants”), the Company’s previously issued financial statements for the period from September 23, 2020 (inception) through December 31, 2020, should no longer be relied upon. As such, the Company is restating its financial statements for this period included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on December 22, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities at fair value with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on December 22, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

The Company’s previously filed financial statements that contained these errors were the Company’s Form 8-K filed with the SEC on December 30, 2020 (the “Post-IPO Balance Sheet”), and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020 (the “Affected Annual Period”), which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on June 3, 2021, as well as the Form 10-Qs for the quarterly periods ended. March 31, 2021, and June 30, 2021 (collectively, the “Affected Periods”).

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections noted above and has determined that the related impact was material to the Affected Periods that contained the errors. Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Periods should be restated to present (i) all Class A ordinary shares subject to possible redemption as temporary equity, (ii) to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering, (iii) to correct its earnings per share calculation, and (iv) properly reflect the classification of warrants. These financial statements restate the Company’s previously issued audited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021, and June 30, 2021, will be restated with an amendment the Company’s Form 10-Q for the quarterly period ended September 30, 2021.

Impact of the Restatements

The impact of the restatements noted above, is as follows:

			Restatement
		Restatement	No. 2 –
	As Reported	No. 1 –	Temporary
	on Original	Warrants	Equity
As of December 22, 2020	Form 10-K	Adjustment	Adjustment	As Restated
Total assets	$262,064,501	$—	$—	$262,064,501
Total liabilities	$903,035	$18,525,000	$—	$19,428,035
Class A common stock subject to possible redemption	256,161,460	(18,525,000)	21,113,540	258,750,000
Preferred stock	—		—	—
Class A common stock	26	185	(211)	—
Class B common stock	647	—	—	647
Additional paid-in capital	5,060,642	167,901	(5,228,543)	—
Accumulated deficit	(61,309)	(168,086)	(15,884,786)	(16,114,181)
Total stockholders' equity (deficit)	$5,000,006	$—	$(21,113,540)	$(16,113,534)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	$262,064,501	$—	$—	$262,064,501
Shares of Class A common stock subject to possible redemption	25,616,146	(1,852,500)	2,111,354	25,875,000
Shares of Class A common stock	258,254	1,852,000	(2,111,354)	—

The impact of the restatement on the balance sheets, statement of stockholders’ equity (deficit), statements of operations earnings per share data, and statements of cash flows for the Affected Annual Period is presented below. The restatement had no impact on total assets, total liabilities, net income (loss) and net cash flows from operating, investing or financing activities.

			Restatement
		Restatement	No. 2 –
	As Reported	No. 1 –	Temporary
	on Original	Warrants	Equity
As of December 31, 2020	Form 10-K	Adjustment	Adjustment	As Restated
Total assets	$261,273,723	—	$—	$261,273,723
Total liabilities	$210,349	22,415,255	$—	$22,625,604
Class A common stock subject to possible redemption	256,063,370	(22,415,260)	25,101,890	258,750,000
Preferred stock	—	—	—	—
Class A common stock	27	224	(251)	—
Class B common stock	647	—	—	647
Additional paid-in capital	5,158,732	4,058,122	(9,216,854)	—
Accumulated deficit	(159,402)	(4,058,341)	(15,884,785)	(20,102,528)
Total stockholders’ equity (deficit)	$5,000,004	$5	$(25,101,890)	$(20,101,881)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	$261,273,723	$—	$—	$261,273,723
Shares of Class A common stock subject to possible redemption	25,606,337	(2,241,526)	2,510,189	25,875,000
Shares of Class A common stock	268,663	2,241,526	(2,510,189)	—

For The Period From September 23, 2020 (inception) through December 31, 2020
			Restatement
	Total Stockholders'	Restatement	No. 2 –
	Equity (Deficit), As	No. 1 –	Temporary	Total Stockholders'
	Reported	Warrants	Equity	Equity (Deficit), As
	on original 10-K	Adjustment	Adjustment	Restated
Balance - September 23, 2020 (inception)	$—	$—	$—	$—
Issuance of Class B common stock to the initial stockholders	25,000	—	—	25,000
Sale of units in initial public offering, less fair value of public warrants, gross	258,750,000	(12,937,499)	(245,812,501)	—
Offering costs	(3,139,725)	168,086	2,971,639	—
Common stock subject to possible redemption	(256,063,370)	22,415,260	$233,648,110	—
Accretion on Class A common stock subject to possible redemption amount	—	—	(15,909,138)	(15,909,138)
Sale of private placement warrants to Sponsor in private placement	5,587,501	(5,587,501)	—	—
Net loss	(159,402)	(4,058,341)	—	(4,217,743)
Balance - December 31, 2020	$5,000,004	$5	$(25,101,890)	$(20,101,881)

	Earnings Per Share
			Restatement
		Restatement	No. 2 –
	As Reported	No. 1 –	Temporary
	on Original	Warrants	Equity
	Form 10-K	Adjustment	Adjustment	As Restated
For the period From June 4, 2020 (Inception) Through December 31, 2020
Net loss	$(159,402)	(4,058,341)	$—	$(4,217,743)
Weighted average shares outstanding - Class A common stock	25,615,056	4,863	(22,337,456)	3,234,375
Basic and diluted loss per share - Class A common stock	$—	—	$(0.47)	$(0.47)
Weighted average shares outstanding - Class B common stock	5,762,948	4,863	(37,342)	5,730,469
Basic and diluted loss per share - Class B common stock	$(0.03)	(0.70)	$0.26	$(0.47)

Statement of Cash Flows for the period From September 23, 2020 (Inception) Through December 31, 2020
			Restatement
		Restatement	No. 2 –
	As Reported	No. 1 –	Temporary
	on Original	Warrants	Equity
	Form 10-K	Adjustment	Adjustment	As Restated
Initial Value of Class A common stock subject to possible redemption	$256,161,460	(18,525,000)	$(237,636,460)	$—
Change in Value of Class A common stock subject to possible redemption	$(98,090)	(3,890,260)	$3,988,350	$—
Accretion to Class A common stock subject to possible redemption to redemption amount	$—	—	$15,909,138	$15,909,138